Submission	Dec. 04, 2025
Submission [Line Items]
Central Index Key	0000067716
Registrant Name	MDU RESOURCES GROUP, INC.
Registration File Number	333-289348
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A